Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares
Ordinary Shares

20.Ordinary Shares

On January 5, 2024, the Company entered into a securities purchase agreement with VG Master Fund SPC (the “Investor”), under which, subject to specified terms and conditions, the Company may issue and sell in its discretion, up to US$2.0 million of the Company’s American depositary shares to the Investor. 41,405,680 Class A ordinary shares had been issued in February 2024.

On July 1, 2024, the Company issued senior convertible promissory notes to certain non-controlling interest holders of Quhuo International. On August 8, 2024, the Convertible Note Holders elected to convert the principal into Class A ordinary shares, par value US$0.0001 of the Company at a variable conversion price as contemplated in the Convertible Notes, resulting in an issuance of a total of 793,868,246 Class A Ordinary Shares (the “Conversion Shares”) of the Company.

As of December 31, 2024, there were 890,653,509 Class A ordinary shares issued and 890,653,509 Class A ordinary shares outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. The rights of the Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 480 votes and is convertible into one Class A ordinary share at any time by the holder thereof. No Class B ordinary shares were converted into Class A ordinary shares as of December 31, 2024.